Fees Summary	Jun. 22, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 8,581,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,185.04
Total Offset Amount	0.00
Net Fee	$ 1,185.04
Narrative - Max Aggregate Offering Amount | shares	8,581,000
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true